Share Capital	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Share Capital

10. SHARE CAPITAL

	SHARES	USD
Issued and fully paid ordinary shares
As at January 1, 2021	28,556,422	64
Shares issued and sold	5,250,000	—
Transfer to capital reserve upon change of par value	—	(64)
As at December 31, 2021	33,806,422	—
As at January 1, 2020	27,291,543	61
Shares issued and sold	1,264,879	3
As at December 31, 2020	28,556,422	64
As at January 1, 2019	2,500,000	57
Shares issued and sold	2,291,543	4
As at December 31, 2019	27,291,543	61

In July 2021, the Group issued and sold in its initial public offering 5,250,000 ordinary shares in exchange for total gross cash proceeds of $42,000. Costs attributable to the issue of new equity amounted to $6,090 and were netted against proceeds received.

In February 2020, the Group issued and sold 164,269 ordinary shares in exchange for cash proceeds of $500.

In June 2020, 115,000 share warrants were exercised, resulting in an increase to share capital of $124.

In October 2020, the warrants to purchase 985,610 ordinary shares of the Company at an exercise price of $3.04 per share were cancelled and replaced with rights to subscribe to shares on substantially the same terms. Pursuant to these rights, in December 2020, the Company issued and sold an aggregate of 985,610 of its ordinary shares for gross proceeds of $3,000 to the investor, additional parties nominated by the investor including the Company's lender and some officers and directors, and some of the existing shareholders based on their pre-emptive rights. The sale of shares to directors included an element of compensation. Refer to additional details in Notes 13 and 23.

Share issuance costs totaling $55 were capitalized as a part of Share Capital for the year ended December 31, 2020.

At December 31, 2021, total authorized shares of the Company were unlimited. Shares have no par value. At December 31, 2020, total authorized share capital of the Company was 35,000,000 shares with a nominal value of EUR 0.002 ($0.002) each.